Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Entity Registrant Name	dei_EntityRegistrantName	MAINSTAY FUNDS TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0001469192
Document Creation Date	dei_DocumentCreationDate	Jun. 26, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jun. 26, 2015
Prospectus Date	rr_ProspectusDate	Feb. 27, 2015